Subsequent Events	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

Senior Notes Offering

On October 16, 2014, underwriters exercised their option to purchase an additional $8,625 aggregate principal amount of the Notes (the “Additional Notes”) at $25.00 per note. The Company plans to use all or substantially all of the net proceeds of this offering to fund installment payments due under its newbuilding program, and the remaining amount, if any, for general corporate purposes and working capital. Following the closing of the Additional Notes, the Company has $73,625 aggregate principal amount of the Notes outstanding.

$411,264 Credit Facility

On October 20, 2014 the Company announced that it has received commitments from a group of financial institutions for a loan facility of up to $411,264 (the “Facility”).

The Facility was arranged by DNB Markets, Inc. and contains commitments from financial institutions including DNB Capital, LLC, the Export-Import Bank of Korea (“KEXIM”) and Korea Trade Insurance Corporation (“KSURE”) as well as Korean and international pension funds and financial institutions.

The Facility shall mature six years from the delivery of the final vessel securing the Facility, however not later than June 2022, and in certain circumstances the Facility shall mature 12 years after the delivery of each financed vessel. The Facility is available to finance up to 60% of the contract price of the Company’s 12 Capesize bulk carriers under construction at Sungdong Shipbuilding & Marine Engineering Co., Ltd, South Korea. The terms and conditions of the Facility, including covenants, are similar to those in the Company’s existing credit facilities and customary for financings of this type, and the commitments from KEXIM and KSURE are in accordance with OECD Guidelines. The Facility is subject to customary conditions precedent and the execution of definitive documentation.

$42,000 Credit Facility

On October 22, 2014, the Company announced that it has received a commitment from a leading European financial institution for a loan facility of up to $42,000 (the “Loan Facility”).

The Facility will be used to finance up to 60% of the market value upon delivery of two Kamsarmax vessels currently under construction at Imabari Shipbuilding Co. Ltd., Japan. The Loan Facility has a final maturity of six years from the date of delivery of each vessel. The terms and conditions of this commitment are consistent with those of the Company’s existing credit commitments. The Loan Facility is subject to customary conditions precedent and the execution of definitive documentation.

$39,600 Credit Facility

On November 7, 2014, the Company announced that it has received a commitment from ABN AMRO Bank N.V. for a loan facility of up to $39,600 (the “Facility”).

The Facility was arranged by ABN AMRO Bank N.V., The Netherlands, with insurance cover to be provided from the China Export & Credit Insurance Corporation (“Sinosure”).  The Facility will be used to finance up to 60% of the market value upon delivery of two Kamsarmax vessels currently under construction at Tsuneishi Zhoushan Shipyard, China for delivery in Q3 2015 and Q1 2016.  The Facility has two tranches which shall each mature 10 years from the date of delivery of each vessel. The terms and conditions of the Facility, including covenants, will be similar to those in the Company’s existing credit facilities and customary for financings of this type.  The Facility is subject to customary conditions precedent and the execution of definitive documentation.

$150,000 Equity Private Placement

On November 20, 2014 the Company issued 40,000,000 Common shares through a Securities Purchase Agreement with certain institutional investors for the private placement of shares of its common stock, par value $0.01 per share (the “Common Shares”) for $150,000. Of this share issuance, SSH acquired 4,000,000 shares for $15,000. The Company intends to use the net proceeds of this offering to fund installment payments due under its newbuilding program, and the remaining amount, if any, for general corporate purposes and working capital.

The Common Shares are being sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”). In connection with this transaction, the Company has also entered into a Registration Rights Agreement with the purchasers in this offering, pursuant to which it has agreed to file a registration statement under the Securities Act covering the Common Shares on January 2, 2015 or such later date as agreed to by the parties.

$234,900 Credit Facility

On December 5, 2014, the Company announced that it has signed a Memorandum of Understanding with ABN Amro Bank N.V. and The Export-Import Bank of China, in respect of a loan facility of up to $234,900 (the "Facility").

The Facility will be used to finance up to 60% of the contract price of seven Capesize vessels currently under construction at Shanghai Waigaoqiao Shipbuilding Co., Ltd, China for delivery between Q1 2015 and Q2 2016.  The terms and conditions of the Facility, including covenants, will be similar to those in the Company's existing credit facilities and customary for financings of this type.  The Facility is subject to customary conditions precedent and the execution of definitive documentation.

Conversion and Sale Six Capesize Vessels

On December 17, 2014 the Company announced that it has (i) reached agreements with shipyards in South Korea and Romania to modify six newbuilding contracts for Capesize bulk carriers into newbuilding contracts for LR2 product tankers, (ii) reached an agreement to sell four of these LR2 newbuilding contracts to Scorpio Tankers Inc., a related party, and (iii) granted options to Scorpio Tankers Inc. to purchase the two remaining LR2 newbuilding contracts.

The sale price for each of the four LR2 newbuilding contracts is $51,000. The two option contracts, which expire on May 31, 2015, may be exercised by Scorpio Tankers Inc. for a fixed purchase price of $52,500 for each contract.

The Company expects to record an aggregate loss on disposal of approximately $41,000 on the four modified newbuilding contracts. The Company also expects to record an aggregate loss of approximately $14,000 on the potential disposal of the two option modified newbuilding contracts, which will be reclassified on the balance sheet as assets held for sale.

Agreement to Sell a Kamsarmax Newbuilding

On December 19, 2014 the Company announced that it entered into an agreement to sell a Kamsarmax newbuilding dry bulk vessel for approximately $30,700. The vessel is currently being constructed at Tsuneishi Group (Zhoushan) Shipbuilding Inc., and has an expected delivery date in the third quarter of 2015.

The Company expects to record a loss on disposal of approximately $3,000 on the sale of this newbuilding.

$408,976 Senior Secured Credit Facility

On December 30, 2014, the Company signed a $408,976 senior secured loan facility with two leading European financial institutions. The proceeds of this facility are expected to finance up to 55% of the contract price for 20 of the vessels in our Newbuilding Program (six Ultramax, nine Kamsarmax, and five Capesize vessels) with expected deliveries in 2015 and 2016. This facility is expected to have a six year term with customary financial and restrictive covenants, and interest at LIBOR plus a margin of 3.00% and has a term of six years. This facility is secured by, among other things, a first preferred mortgage on each of the 20 newbuilding vessels and guaranteed by each of the collateral vessel owning subsidiaries.